Other Operating Expenses - Summary of Other Operating Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Disclosure of Other Operating Expense [abstract]
Loss on litigation	$ 1.3	$ 5.9
Restructuring costs	0.2	2.1
Foreign exchange (gain) loss on working capital elements	24.2	(14.8)
(Gain) loss on forward exchange contracts	(18.8)	19.7
Other	0.6	1.0
Total	$ 7.5	$ 13.9